Financial assets, liabilities and financial results (telecom activities) - Cash flows disclosed in financing activities - Financial assets (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cash flows	€ 153	€ (1,793)	€ 3,253
Financial liabilities, class [member]
Disclosure of financial assets [line items]
Cash flows	(663)	(1,311)	2,797
Acquisition	(41)	0	123
Other	148	157	(261)
TDIRA [member]
Disclosure of financial assets [line items]
Cash flows		(185)
Other	0	(1)
Bonds, financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows	(1,385)	(389)	3,391
Acquisition			148
Other	(52)	(31)	(63)
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of financial assets [line items]
Cash flows	(496)	(322)	335
Acquisition	0		(30)
Other	3	5	8
Finance lease liabilities [member]
Disclosure of financial assets [line items]
Other			(584)
Cash collateral received [member]
Disclosure of financial assets [line items]
Cash flows	358	(230)	179
Other	0	0	0
NEU Commercial Paper [member]
Disclosure of financial assets [line items]
Cash flows	903	397	(958)
Other	(1)	0	(1)
Bank Overdrafts [member]
Disclosure of financial assets [line items]
Cash flows	173	(37)	(123)
Acquisition		0	(4)
Other			7
Other financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows	(136)	(484)	(10)
Acquisition	(41)		9
Other	168	(46)	229
Derivatives [member]
Disclosure of financial assets [line items]
Cash flows	201	37	26
Acquisition			(2)
Other	(659)	(29)	(246)
Cash collateral paid [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(642)	(123)	(555)
Cash flows	615	(519)	430
Balance at end of period	€ (27)	€ (642)	€ (123)